UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  03/31/09



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          36 Lee Ave

       ------------------------------

          2nd Floor

       ------------------------------

          N Merrick, NY  11566

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     781.631.9228

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            Marblehead,MA   06/15/09

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   56

                                        -------


Form 13F Information Table Value Total:  $73,900
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    14311   287841 SH       SOLE                   287841
ADOBE SYSTEMS                  COM              00724F101      754    35245 SH       SOLE                    35245
AMAZON COM INC COM             COM              023135106     1970    26825 SH       SOLE                    26825
APPLE INC                      COM              037833100     3038    28899 SH       SOLE                    28899
ATS MED INC COM                COM              002083103      125    50000 SH       SOLE                    50000
BADGER METER, INC.             COM              056525108      208     7195 SH       SOLE                     7195
BHP BILLITON ADR               COM              088606108     1032    23150 SH       SOLE                    23150
BURLINGTON NRTHN SANTA COM     COM              12189T104     1406    23375 SH       SOLE                    23375
CELGENE CORP COM               COM              151020104     1421    32000 SH       SOLE                    32000
CHESAPEAKE ENERGY CORP         COM              165167107      534    31300 SH       SOLE                    31300
CHEVRON CORPORATION COM        COM              166764100      410     6101 SH       SOLE                     6101
CISCO SYS INC COM              COM              17275R102     3813   227368 SH       SOLE                   227368
CME CROUP INC                  COM              12572Q105      926     3760 SH       SOLE                     3760
COSTCO WHOLESALE CORP          COM              22160K105     1274    27500 SH       SOLE                    27500
CVS/CAREMARK CORP.             COM              126650100     1581    57505 SH       SOLE                    57505
EMERSON ELEC CO COM            COM              291011104      577    20180 SH       SOLE                    20180
EXXON MOBIL CORP.              COM              30231G102     1641    24104 SH       SOLE                    24104
FIRST ENERGY CORP              COM              337932107      963    24950 SH       SOLE                    24950
FIRST SOLAR INC.               COM              336433107     1275     9610 SH       SOLE                     9610
FREEPORT MCMORAN               COM              35671D857     1024    26860 SH       SOLE                    26860
GENCO SHIPPING & TRADING LTD   COM              Y2685T107      416    33700 SH       SOLE                    33700
GENZYME CORPORATION            COM              372917104     1032    17375 SH       SOLE                    17375
GILEAD SCIENCES                COM              375558103     1962    42350 SH       SOLE                    42350
GOOGLE                         COM              38259P508     1629     4680 SH       SOLE                     4680
HANA BIOSCIENCES               COM              hnab            11    80360 SH       SOLE                    80360
HEWLETT PACKARD CO.            COM              428236103     1349    42090 SH       SOLE                    42090
INTEL CORP COM                 COM              458140100     1334    88745 SH       SOLE                    88745
INTERNATIONAL BUS MACH COM     COM              459200101     1741    17965 SH       SOLE                    17965
JACOBS ENGINEERING GP          COM              469814107     1166    30165 SH       SOLE                    30165
JOHNSON & JOHNSON COM          COM              478160104     1741    33093 SH       SOLE                    33093
KEYCORP NEW COM                COM              493267108       94    12000 SH       SOLE                    12000
MASTERCARD INC                 COM              57636q104      201     1200 SH       SOLE                     1200
MCDONALDS CORP COM             COM              580135101     2718    49800 SH       SOLE                    49800
MICROSOFT CORP COM             COM              594918104     1822    99186 SH       SOLE                    99186
MONSANTO CO                    COM              61166w101     1724    20750 SH       SOLE                    20750
MOSAIC COMPANY                 COM              61945a107     1090    25955 SH       SOLE                    25955
NOKIA                          COM              654902204      214    18300 SH       SOLE                    18300
NORTHSTAR REALTY FIN CORP      COM              66704r100       39    16712 SH       SOLE                    16712
NUVASIVE INC.                  COM              670704105     1277    40680 SH       SOLE                    40680
PNC FINANCIAL SERVICES GROUP   COM              693475105      293    10000 SH       SOLE                    10000
POTASH CP SASKATCHEW           COM              73755L107     1297    16055 SH       SOLE                    16055
PROCTER & GAMBLE CO COM        COM              742718109      893    18958 SH       SOLE                    18958
QUALCOMM INC COM               COM              747525103     1811    46550 SH       SOLE                    46550
RESEARCH IN MOTION LTD         COM              760975102      849    19705 SH       SOLE                    19705
SAP AG                         COM              803054204      871    24680 SH       SOLE                    24680
SCHLUMBERGER LTD COM           COM              806857108      702    17290 SH       SOLE                    17290
SPDR GOLD TRUST GOLD SHS       COM              78463V107      860     9525 SH       SOLE                     9525
ST JUDE MED INC COM            COM              790849103     1627    44775 SH       SOLE                    44775
SUNPOWER CORP.                 COM              867652109      204     8600 SH       SOLE                     8600
TRANSOCEAN INC. NEW SHS        COM              h8817h100      879    14938 SH       SOLE                    14938
UTIX GROUP INC                 COM              918032202        0    33515 SH       SOLE                    33515
VISA INC.                      COM              92826C839     1453    26125 SH       SOLE                    26125
WELLS FARGO & CO NEW DEL       COM              949746101     1069    75088 SH       SOLE                    75088
ZIMMER HLDGS INC COM           COM              98956P102      817    22375 SH       SOLE                    22375
COLUMBIA MARSICO 21ST CENTURY                   nmycx          107 14738.040SH       SOLE                14738.040
HARTFORD CAPITAL APPRECIATION                   ithax          326 16284.280SH       SOLE                16284.280